UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment [  ]; Amendment number: ________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Calvert Asset Management, Inc.
Address:  4550 Montgomery Avenue, Suite 1000N
          Bethesda, MD 20814

Form 13F File Number: 2-69565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Augusto D. Macedo
Title:     Associate Counsel, Compliance
Phone:     (301) 951-4847

Signature, Place, and Date of Signing:

      /s/Augusto D. Macedo  Bethesda, Maryland    10/02/2007
      [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager(s).)

[ ] 13F HOLDING REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

    Form 13F File Number               Name


                                Acadian Asset Management

                                Atlanta Capital Management Company, LLC

                                Bridgeway Capital Management, Inc.

                                Channing Capital Management

                                Eagle Asset Management

                                F & C Management Company

                                Fred Alger Management, Inc.

                                KBC Asset Management Company

                                New Amsterdam Partners

                                OFI Institutional Management, Inc.

                                Profit Investment Management

                                Riversource Investments, LLC

                                State Street Global Advisors

                                Summit Investment Partners

                                Thornburg Investment Management

                                Union Heritage Capital Management

                                World Asset Management




Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         17

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     0
                                     (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                       NONE